Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operations
Net loss	$ (32,933,645)	$ (20,249,424)
Adjustments to reconcile net loss to cash flow from operating activities:
Depreciation - Property, plant and equipment	467,703	302,470
Depreciation - Right-of-use assets	460,254	305,389
Lease interest expenses	76,345	68,785
Financing interest expenses	0	21,847
Reclamation accretion expenses	787,859	704,349
Reclamation expenditures	(1,585,396)	(1,480,166)
Unrealized foreign exchange loss	483,490	411,908
Share-based payment	1,863,085	1,693,886
Net change in non-cash working capital items:
Receivables, prepaid expenses and other assets	(63,008)	(111,235)
Loan receivable	(35,000)	(132,877)
Lease liabilities	(80,701)	(72,268)
Financing liabilities	0	47,481
Trade and other payables	(6,288)	1,412,600
Due to related parties	51,803	228,916
Cash flow used in operating activities	(30,513,499)	(16,848,339)
Investing
Additions to property, plant and equipment	(1,187,311)	(314,009)
Long-term investments	74	1,392,510
Loan receivable - principal portion	7,562	0
Property acquisition costs	(112,950)	(165,250)
Cash flow provided by (used in) investing activities	(1,292,625)	913,251
Financing
Issuance of common shares - ATM & financing	18,976,371	23,069,000
Issuance of common shares - Options & RSUs	303,685	0
Share issue costs	(1,581,119)	(1,850,464)
Lease principal payments	(460,671)	(270,122)
Financing principal payments	(156,206)	(69,328)
Cash flow provided by financing activities	17,082,060	20,879,086
Increase (Decrease) in cash and cash equivalents	(14,724,064)	4,943,998
Cash and cash equivalents at beginning of year	29,061,142	24,117,144
Cash and cash equivalents at end of year	$ 14,337,078	$ 29,061,142